Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	HTL International, LLC
Auditor Firm ID	7000
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the consolidated balance sheet of Scage Future (the “Company”) as of June 30, 2025, and the related statement of operations and comprehensive loss, changes in shareholders’ deficit, and cash flows for the year ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and the results of its operations and its cash flows for the year ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.